CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Exercise of stock options, shares	2,700	1,428	38,440
Cash dividends, per share	$ 1.46	$ 1.44	$ 1.44
Acquistion of shares for restricted stock plan	24,160